Annual Operating Expenses {- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund Retail PRO-08 - Fidelity Global Commodity Stock Fund - Fidelity Global Commodity Stock Fund
Dec. 30, 2020
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.33%
Total annual operating expenses	1.02%